Long-Term and Other Debt - Outstanding Debt (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument
Long-term Debt, Gross	$ 8,404.7	$ 8,547.3
Unamortized debt discount	(26.3)	(31.3)
Unamortized deferred financing costs	(171.4)	(203.1)
Total long-term debt outstanding	8,207.0	8,312.9
Less: current portion of long-term debt	(50.3)	(50.6)
Long-term debt, excluding current portion	8,156.7	8,262.3
Senior subordinated notes due in 2021
Debt Instrument
Unamortized debt discount	(2.4)
Revolver | Revolver, varying interest rate, due 2018
Debt Instrument
Long-term Debt, Gross	95.0	185.0
Unamortized debt discount	0.0	0.0
Unamortized deferred financing costs	0.0	0.0
Total long-term debt outstanding	95.0	185.0
Term Loan | Term Loan, varying interest rate, due 2020
Debt Instrument
Long-term Debt, Gross	2,254.0	2,277.0
Unamortized debt discount	(7.8)	(9.4)
Unamortized deferred financing costs	(52.5)	(63.9)
Total long-term debt outstanding	2,193.7	2,203.7
Term Loan | Term Loan, varying interest rate, due 2021
Debt Instrument
Long-term Debt, Gross	1,980.0	2,000.0
Unamortized debt discount	(16.7)	(19.7)
Unamortized deferred financing costs	(49.2)	(58.0)
Total long-term debt outstanding	1,914.1	1,922.3
Senior subordinated notes | Senior subordinated notes, due in 2018
Debt Instrument
Long-term Debt, Gross	250.0	250.0
Unamortized debt discount	0.0	0.0
Unamortized deferred financing costs	(2.0)	(2.7)
Total long-term debt outstanding	$ 248.0	247.3
Debt Instrument, interest rate, stated percentage	8.125%
Senior subordinated notes | Senior subordinated notes due 2020
Debt Instrument
Long-term Debt, Gross	$ 300.0	300.0
Unamortized debt discount	0.0	0.0
Unamortized deferred financing costs	(3.6)	(4.4)
Total long-term debt outstanding	$ 296.4	295.6
Debt Instrument, interest rate, stated percentage	6.25%
Senior subordinated notes | Senior subordinated notes due in 2021
Debt Instrument
Long-term Debt, Gross	$ 350.0	350.0
Unamortized debt discount	(1.8)	(2.2)
Unamortized deferred financing costs	(5.6)	(6.7)
Total long-term debt outstanding	$ 342.6	341.1
Debt Instrument, interest rate, stated percentage	6.625%
Senior subordinated notes | Secured Notes
Debt Instrument
Long-term Debt, Gross	$ 950.0	950.0
Unamortized debt discount	0.0	0.0
Unamortized deferred financing costs	(16.4)	(19.2)
Total long-term debt outstanding	$ 933.6	930.8
Debt Instrument, interest rate, stated percentage	7.00%
Senior subordinated notes | Unsecured Notes
Debt Instrument
Long-term Debt, Gross	$ 2,200.0	2,200.0
Unamortized debt discount	0.0	0.0
Unamortized deferred financing costs	(42.1)	(48.2)
Total long-term debt outstanding	$ 2,157.9	2,151.8
Debt Instrument, interest rate, stated percentage	10.00%
Capital lease obligations
Debt Instrument
Debt Instrument, interest rate, stated percentage	3.90%
Capital lease obligations | Capital lease obligations, 3.9% interest as of December 31, 2015 payable monthly through 2019
Debt Instrument
Long-term Debt, Gross	$ 25.7	35.3
Unamortized debt discount	0.0	0.0
Unamortized deferred financing costs	0.0	0.0
Total long-term debt outstanding	$ 25.7	$ 35.3